Interest and Other Income from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Interest and Other Income from Continuing Operations [Abstract]
Refundable tax offset rate	43.50%
Annual aggregate turnover	$ 20,000,000
Other income	$ 3,914,230	$ 4,669,405	$ 4,126,364